PRIVATE PLACEMENT (Details) - USD ($)		8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	7,520,000			21,320,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 7,520,000	$ 7,520,000	$ 0	$ 7,520,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	7,520,000			7,520,000
Price of warrants	$ 1.00			$ 1.00
Aggregate purchase price	$ 7,520,000			$ 7,520,000